Investment Strategy - Capital Group Dividend Value ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Normally, the fund invests at least 80% of its assets in dividend value investments. For purposes of this policy, dividend value investments are investments in dividend-paying common stocks that are expected to contribute to the fund’s objective of producing income exceeding the average yield on U.S. stocks generally, and dividend-paying common stocks are common stocks that are expected to pay dividends based on the company’s dividend yield and dividend history. In addition, the fund primarily invests in larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies that have issuer ratings of at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend value investments are investments in dividend-paying common stocks that are expected to contribute to the fund’s objective of producing income exceeding the average yield on U.S. stocks generally, and dividend-paying common stocks are common stocks that are expected to pay dividends based on the company’s dividend yield and dividend history.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend value investments are investments in dividend-paying common stocks that are expected to contribute to the fund’s objective of producing income exceeding the average yield on U.S. stocks generally, and dividend-paying common stocks are common stocks that are expected to pay dividends based on the company’s dividend yield and dividend history.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Normally, the fund invests at least 80% of its assets in dividend value investments.